Operating Segment and Geographical Information	12 Months Ended
Dec. 31, 2021
Operating Segment and Geographical Information
Operating Segment and Geographical Information

10.        Operating Segment and Geographical Information

The Company uses the management approach model for segment reporting. The management approach model is based on the way a Company’s management organizes segments within the Group for making operating decisions and assessing performance. The Group does not allocate any assets and liabilities to the three geographic segments as management does not use the information to measure the performance of the reportable segments.

(i)   The location of the Group’s identifiable assets other than acquired intangible asset and liabilities by business operations are as follows:

	December 31,	December 31,
	2020	2021
	HK$	HK$
Identifiable assets
Hong Kong	181,561	98,217
United States	3,646	3,646

	185,207	101,863

Identifiable liabilities
Hong Kong	11,755	12,146

	11,755	12,146

10.        Operating Segment and Geographical Information (Continued)

(ii) Reconciliations of reportable segment assets and liabilities:

	December 31,	December 31,
	2020	2021
	HK$	HK$

Assets
Current assets	185,147	101,863
Non-current financial assets	60	—
Consolidated total assets before intangible asset	185,207	101,863
Intangible asset	438	438

Consolidated total assets	185,645	102,301

Liabilities
Liabilities excluding tax liabilities	1,569	1,120
Tax liabilities	10,186	11,026

Consolidated total liabilities	11,755	12,146